SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS EQUITY
SHAREHOLDERS' EQUITY

11 Shareholders’ Equity

The Company was incorporated under the laws of the Cayman Islands on 24 August 2022. The original authorized share capital of the Company was US$50,000 divided into 500,000,000 shares comprising of 500,000,000 ordinary shares, par value US$0.0001 per share.